Fair value of financial instrument - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial liabilities [line items]
Contractual maturity amount	$ 439,343	$ 403,623
Carrying value	430,178	403,527
Difference between carrying value and contractual maturity amount	(9,165)	(96)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(2,372)	(100)
Cumulative change in fair value attributable to changes in credit risk for positions still held	(1,883)	488
Term deposits - Personal [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	22,328	18,205
Carrying value	21,959	18,328
Difference between carrying value and contractual maturity amount	(369)	123
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(238)	(17)
Cumulative change in fair value attributable to changes in credit risk for positions still held	(166)	72
Term deposits - Business and government [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	160,775	131,830
Carrying value	152,119	131,630
Difference between carrying value and contractual maturity amount	(8,656)	(200)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(2,135)	(75)
Cumulative change in fair value attributable to changes in credit risk for positions still held	(1,718)	416
Term deposits - Bank [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	7,208	17,253
Carrying value	7,196	17,251
Difference between carrying value and contractual maturity amount	(12)	(2)
Term deposits [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	190,311	167,288
Carrying value	181,274	167,209
Difference between carrying value and contractual maturity amount	(9,037)	(79)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(2,373)	(92)
Cumulative change in fair value attributable to changes in credit risk for positions still held	(1,884)	488
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	248,963	236,164
Carrying value	248,835	236,147
Difference between carrying value and contractual maturity amount	(128)	(17)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	1	(8)
Cumulative change in fair value attributable to changes in credit risk for positions still held	1
Other liabilities [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	69	171
Carrying value	$ 69	$ 171